BUSINESS SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2019
BUSINESS SEGMENT INFORMATION
BUSINESS SEGMENT INFORMATION

2 Business segment information

Previously the Group was engaged in a single business activity, being the development, manufacture and sale of medical technology products and services.

From 1 January 2019 onwards, with the Group’s operating structure organised around three global franchises, the chief operating decision maker began to monitor performance, make operating decisions and allocate resources on a global franchise basis in contrast with 2018 and prior, where these were done on a Group-wide basis. The new operating structure led to the appointment of three franchise presidents. The franchise presidents have  responsibility for upstream marketing, driving product portfolio and technology acquisition decisions, and full commercial responsibility for their franchise in the US. Regional presidents in EMEA and APAC are responsible for the implementation of the global franchise strategy in their respective regions.

Based on the aforementioned changes, the Group has concluded that there are three reportable segments from January 2019. The Group will not restate comparative information in 2019, other than revenue, as historical financial information is not available on a franchise basis.

2 Business segment information continued

The Executive Committee (‘ExCo’) comprises the Chief Financial Officer (‘CFO’), three franchise presidents, the two regional presidents and certain heads of function, and is chaired by the Chief Executive Officer (‘CEO’). ExCo is the body through which the CEO uses the authority delegated to him by the Board of Directors to manage the operations and performance of the Group. All significant operating decisions regarding the allocation and prioritisation of the Group’s resources and assessment of the Group’s performance are made by ExCo, and whilst the members have individual responsibility for the implementation of decisions within their respective areas, it is at the ExCo level that these decisions are made. Accordingly, ExCo is considered to be the Group’s chief operating decision maker as defined by IFRS 8 Operating Segments.

In making decisions about the prioritisation and allocation of the Group’s resources, ExCo reviews financial information for the three franchises (Orthopaedics, Sports Medicine & ENT, and Advanced Wound Management) and determines the best allocation of resources to the franchises. This information is prepared substantially on the same basis as the Group’s IFRS financial statements aside from the adjustments described in Note 2.2. Financial information for corporate costs is presented on a Group-wide basis. The ExCo is not provided with total assets and liabilities by segment, and therefore these measures are not included in the disclosures below. The results of the segments are shown below.

2.1 Revenue by business segment and geography

Accounting policy

Since 1 January 2018, revenue is recognised as the performance obligations to deliver products or services are satisfied and is recorded based on the amount of consideration expected to be received in exchange for satisfying the performance obligations. Revenue is recognised primarily when control is transferred to the customer, which is generally when the goods are shipped or delivered in accordance with the contract terms, with some transfer of services taking place over time. Substantially all performance obligations are performed within one year. There is no significant revenue associated with the provision of discrete services. Payment terms to our customers are based on commercially reasonable terms for the respective markets while also considering a customer’s credit rating. Appropriate provisions for returns, trade discounts and rebates are deducted from revenue. Rebates primarily comprise chargebacks and other discounts granted to certain customers. Chargebacks are discounts that occur when a third party purchases product from a wholesaler at its agreed price plus a mark-up. The wholesaler in turn charges the Group for the difference between the price initially paid by the wholesaler and the agreed price. The provision for chargebacks is based on expected sell-through levels by the Group’s wholesalers to such customers, as well as estimated wholesaler inventory levels.

The revenue accounting policy for the year ending 31 December 2017 was consistent with the requirements of IAS 18. Revenue was recognised once the significant risks and rewards of ownership had been transferred to the customer, rather than the satisfaction of the performance obligations to deliver products or services.

Orthopaedics and Sports Medicine & ENT

Orthopaedics and Sports Medicine & ENT consists of the following businesses: Knee Implants, Hip Implants, Other Reconstruction, Trauma, Sports Medicine Joint Repair, Arthroscopic Enabling Technologies and ENT. Sales of inventory located at customer premises and available for customers’ immediate use are recognised when notification is received that the product has been implanted or used. Substantially all other revenue is recognised when control is transferred to the customer, which is generally when the goods are shipped or delivered in accordance with the contract terms. Revenue is recognised for the amount of consideration expected to be received in exchange for transferring the products or services.

In general our business in Established Markets is direct to hospitals and ambulatory surgery centres whereas in the Emerging Markets we generally sell through distributors.

Advanced Wound Management

Advanced Wound Management consists of the following businesses: Advanced Wound Care, Advanced Wound Bioactives and Advanced Wound Devices. Substantially all revenue is recognised when control is transferred to the customer, which is generally when the goods are shipped or delivered in accordance with the contract terms. Revenue is recognised for the amount of consideration expected to be received in exchange for transferring the products or services. Appropriate provisions for returns, trade discounts and rebates are deducted from revenue, as explained above.

The majority of our Advanced Wound Management business, and in particular products used in community and homecare facilities, is through wholesalers and distributors. The proportion of sales direct to hospitals is higher in our Advanced Wound Devices business in Established Markets.

Segment revenue reconciles to statutory revenues from continuing operations as follows:

	2019	2018	2017
	$ million	$ million	$ million
Reportable segment revenue
Orthopaedics	2,222	2,168	2,107
Sports Medicine & ENT	1,536	1,461	1,402
Advanced Wound Management	1,380	1,275	1,256
Revenue from external customers	5,138	4,904	4,765

Disaggregation of revenue:

The following table shows the disaggregation of Group revenue by product franchise:

	2019	20181	20171
	$ million	$ million	$ million
Revenue by product from continuing operations
Knee Implants	1,042	1,017	984
Hip Implants	613	613	599
Other Reconstruction	79	62	45
Trauma	488	476	479
Orthopaedics	2,222	2,168	2,107
Sports Medicine Joint Repair	794	717	650
Arthroscopic Enabling Technologies	591	600	615
ENT (Ear, Nose and Throat)	151	144	137
Sports Medicine & ENT	1,536	1,461	1,402
Advanced Wound Care	714	740	720
Advanced Wound Bioactives	424	320	342
Advanced Wound Devices	242	215	194
Advanced Wound Management	1,380	1,275	1,256
Consolidated revenue from continuing operations	5,138	4,904	4,765

1

Revenue by franchise for the years ended 2018 and 2017 has been re-presented to align with the new global franchise structure effective from 1 January 2019. There has been no change in total revenue for the years ended 2018 and 2017. Other Reconstruction includes 2018: $62m (2017: $45m) previously in Other Surgical Businesses; Trauma includes 2018: $476m (2017: $479m) previously in Trauma & Extremities; Sports Medicine Joint Repair includes 2018: $17m (2017: $16m) and 2018: $3m (2017: $7m) previously in Trauma & Extremities and Other Surgical Businesses respectively; and ENT includes 2018: $144m (2017: $137m) previously in Other Surgical Businesses.

The following table shows the disaggregation of Group revenue by geographic market and product category. The disaggregation of revenue into the two product categories below reflects that in general the products in the Advanced Wound Management franchises are sold to wholesalers and intermediaries, while products in the other franchises are sold directly to hospitals, ambulatory surgery centers and distributors. The further disaggregation of revenue by Established Markets and Emerging Markets reflects that in general our products are sold through distributors and intermediaries in the Emerging Markets while in the Established Markets, with the exception of the Advanced Wound Care and Bioactives franchises, products are in general sold direct to hospitals and ambulatory surgery centers. The disaggregation by Established Markets and Emerging Markets also reflects their differing economic factors including volatility in growth and outlook.

			2019			2018			2017
	Established Markets[1]	Emerging Markets	Total	Established Markets[1]	Emerging Markets	Total	Established Markets[1]	Emerging Markets	Total
	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Orthopaedics, Sports Medicine & ENT	2,986	772	3,758	2,944	685	3,629	2,867	642	3,509
Advanced Wound Management	1,195	185	1,380	1,103	172	1,275	1,097	159	1,256
Total	4,181	957	5,138	4,047	857	4,904	3,964	801	4,765
1	Established Markets comprises the US, Australia, Canada, Europe, Japan and New Zealand.

US revenue for 2019 was $2,551m (2018: $2,354m, 2017: $2,306m), China revenue for 2019 was $336m (2018: $270m, 2017: $228m) and UK revenue for 2019 was $211m (2018: $211m, 2017: $222m).

2 Business segment information continued

Contract assets and liabilities

The nature of our products and services do not generally give rise to contract assets as we do not typically incur costs to fulfil a contract before a product or service is provided to the customer. The Group generally satisfies performance obligations within one year from the contract inception date. There was no material revenue recognised in the current reporting period that related to carried-forward contract liabilities (deferred income) or performance obligations satisfied in the previous year. There is no material revenue that is likely to arise in future periods from unsatisfied performance obligations at the balance sheet date. Therefore, there are no associated significant accrued income and deferred income balances at 31 December 2019. As of 31 December 2019, contract assets principally comprised trade receivables and contract liabilities principally comprise rebates (as described in the accounting policy above). The accrual for rebates at 31 December 2019 was $82m (2018: $65m) with $397m being recognised in revenue in 2019.

Major customers

No single customer generates revenue greater than 10% of the consolidated revenue.

2.2 Trading and operating profit by business segment

Trading profit is a trend measure which presents the profitability of the Group excluding the impact of specific transactions that management considers affect the Group’s short-term profitability and the comparability of results. The Group presents this measure to assist investors in their understanding of trends. The Group has identified the following items, where material, as those to be excluded from operating profit when arriving at trading profit: acquisition and disposal related items; amortisation and impairment of acquisition intangibles; significant restructuring programmes; gains and losses arising from legal disputes; and other significant items. Further detail is provided in Notes 2.4, 2.5 and 2.6.

Segment trading profit is reconciled to the statutory measure below:

	2019	20181	20171
	$ million	$ million	$ million
Segment profit
Orthopaedics	666
Sports Medicine & ENT	489
Advanced Wound Management	370
Segment trading profit	1,525
Corporate costs	(356)
Group trading profit	1,169	1,123	1,048
Acquisition and disposal related items	(32)	7	10
Restructuring and rationalisation expenses	(134)	(120)	–
Amortisation and impairment of acquisition intangibles	(143)	(113)	(140)
Legal and other	(45)	(34)	16
Group operating profit	815	863	934

1Historical financial information is not available on a franchise basis.

2.3 Non-current assets by geography

The following table presents the non-current assets of the Group based on their location:

	2019	2018	2017
	$ million	$ million	$ million
United Kingdom	385	354	364
United States of America	4,034	3,186	3,295
Other	1,405	1,224	1,287
Total non-current assets of the consolidated Group[1]	5,824	4,764	4,946

1Non-current assets excludes retirement benefit assets and deferred tax assets.

2.4 Acquisitions and disposal related items

For the year to 31 December 2019 costs primarily relate to the acquisitions of Ceterix, Osiris, Leaf, Brainlab OJR and Atracsys.

For the year to 31 December 2018 the credit relates to a remeasurement of contingent consideration for a prior year acquisition and adjustments to provisions on disposal of a business, partially offset by costs associated with the acquisition of Rotation Medical, Inc.

For the year to 31 December 2017 the credit relates to a remeasurement of contingent consideration for a prior year acquisition partially offset by costs associated with the acquisition of Rotation Medical, Inc.

2.5 Restructuring and rationalisation costs

Restructuring and rationalisation costs of $134m were incurred in 2019 (2018: $120m, 2017: $nil) relating to the Accelerating Performance and Execution (APEX) programme that was announced in February 2018.

2.6 Legal and other

For the year ended 31 December 2019 charges primarily relate to legal expenses for ongoing metal-on-metal hip claims and an increase of $121m in the provision that reflects the present value of the estimated costs to resolve all other known and anticipated metal-on-metal hip claims. The year to 31 December 2019 also includes costs for implementing the requirements of the EU Medical Device Regulations that will apply from May 2020. These charges in the year to 31 December 2019 were partially offset by a credit of $147m relating to insurance recoveries for ongoing metal-on-metal hip claims.

For the year ended 31 December 2018 charges primarily relate to legal expenses for ongoing metal-on-metal hip claims and an increase of $72m in the provision that reflects the present value of the estimated costs to resolve all other known and anticipated metal-on metal hip claims globally. The year to 31 December 2018 also includes costs for implementing the requirements of the EU Medical Device Regulations that will apply from May 2020. These charges in the year to 31 December 2018 were partially offset by a credit of $84m relating to settlement agreements with insurers related to product liability claims involving macrotextured components withdrawn from the market in 2003. For the year ended 31 December 2017, charges primarily relate to legal expenses for patent litigation with Arthrex and ongoing metal-on-metal hip claims and an increase of $10m in the provision that reflects the present value of the estimated costs to resolve all other known and anticipated metal-on-metal hip claims globally. These charges were offset by a $54m credit following a settlement payment received from Arthrex relating to patent litigation.